Net (Loss) / Income Per Unit (Tables)	12 Months Ended
Dec. 31, 2012
Net (Loss) / Income Per Unit (Abstract)
Schedule of (Loss)/ Income Per Unit Basic and Diluted (Table Text Block)

Numerators	2012	2011	2010
Partnership's net (loss) / income	$(21,189)	$87,120	$17,936
Less:
Partnership's net income available to preferred unit holders	10,809	—	—
General Partner's interest in Partnership's net (loss) / income	(640)	1,742	359
Partnership's net (loss) / income allocable to unvested units	—	1,571	147
Partnership's net (loss) / income available to common unit holders	$(31,358)	$83,807	$17,430
Denominators
Weighted average number of common units outstanding, basic and diluted	68,256,072	47,138,336	32,437,314
Net (loss) / income per common unit:
Basic and diluted	$(0.46)	$1.78	$0.54